Stockholders' Equity (Details) $ in Millions			12 Months Ended
	Jun. 11, 2021 USD ($)	Jun. 11, 2019 VOTE shares	Dec. 31, 2021 VOTE	Dec. 31, 2020 shares	Oct. 22, 2020 shares	Dec. 31, 2019 shares
Common Units [Line Items]
Common unit issued (in shares)				100
Common unit, outstanding (in shares)				100
Voting right per share | VOTE			1
Cash Distribution | Minimum
Common Units [Line Items]
Distribution threshold | $	$ 50
Common Class A
Common Units [Line Items]
Common unit issued (in shares)					900	900
Common unit, outstanding (in shares)					900	900
Common Class B
Common Units [Line Items]
Common unit issued (in shares)		100
Voting right per share | VOTE		0